PROPERTY, PLANT AND EQUIPMENT - Acquisitions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($) Boe / d shares	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Additions to property, plant and equipment	$ 69,515	$ 121,586	$ 76,531
Ferrier Asset Acquisition One
Disclosure of detailed information about property, plant and equipment [line items]
Number of barrels of oil | Boe / d	2,200
Number of barrels of oil, natural gas, percentage	79.00%
Number of barrels of oil, liquids, percentage	21.00%
Number of shares issued for property acquisition | shares	4,000,000
Additions to property, plant and equipment	$ 7,660
Purchase price adjustments	$ 9,100
Ferrier Asset Acquisition Two
Disclosure of detailed information about property, plant and equipment [line items]
Number of barrels of oil | Boe / d	1,250
Number of barrels of oil, natural gas, percentage	65.00%
Number of barrels of oil, liquids, percentage	35.00%
Number of shares issued for property acquisition | shares	6,750,000.00
Additions to property, plant and equipment	$ 1,750